Submission	Oct. 04, 2024
Submission [Line Items]
Central Index Key	0000759944
Registrant Name	CITIZENS FINANCIAL GROUP INC/RI
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES